Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry-forward	$ 29,352,277	$ 28,450,558	$ 24,035,082
Accrued expenses	515,210	255,809	745,627
Advertising fees	16,187,234	16,846,785	14,554,843
Deferred subsidies and revenue	289,263	62,009	3,139
Provision for doubtful accounts	478,170	347,903	351,434
Depreciation difference of property, plant and equipment	504,667	514,635	494,779
Impairment loss	153,436	155,953	145,900
Total deferred tax assets	47,480,257	46,633,652	40,330,804
Valuation allowance on deferred tax assets	$ (47,480,257)	$ (46,633,652)	$ (40,330,804)	$ (49,986,007)